Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Assets
Cash and Cash Equivalents (Note 2)	$ 93,261	$ 57,408
Interest Bearing Deposits with Banks (Note 2)	8,303	9,035
Securities (Note 3)
Trading	104,411	97,834
Fair value through profit or loss	14,210	13,568
Fair value through other comprehensive income	63,123	73,407
Debt securities at amortized cost	49,970	48,466
Investments in associates and joint ventures	1,135	985
Securities, net	232,849	234,260
Securities Borrowed or Purchased Under Resale Agreements (Note 4)	107,382	111,878
Loans (Notes 4 and 6)
Residential mortgages	135,750	127,024
Consumer instalment and other personal	77,164	70,148
Credit cards	8,103	7,889
Business and government	239,809	245,662
Loans gross of allowance for loan losses	460,826	450,723
Allowance for credit losses (Note 4)	(2,564)	(3,303)
Loans,net	458,262	447,420
Other Assets
Derivative instruments (Note 8)	36,713	36,815
Customers' liability under acceptances (Note 12)	14,021	13,493
Premises and equipment (Notes 1 and 9)	4,454	4,183
Goodwill (Note 11)	5,378	6,535
Intangible assets (Note 11)	2,266	2,442
Current tax assets	1,588	1,260
Deferred tax assets (Note 22)	1,287	1,473
Other (Note 12)	22,411	23,059
Other assets	88,118	89,260
Total Assets	988,175	949,261
Liabilities and Equity
Deposits (Note 13)	685,631	659,034
Other Liabilities
Derivative instruments (Note 8)	30,815	30,375
Acceptances (Note 14)	14,021	13,493
Securities sold but not yet purchased (Note 14)	32,073	29,376
Securities lent or sold under repurchase agreements (Note 6)	97,556	88,658
Securitization and structured entities' liabilities (Notes 6 and 7)	25,486	26,889
Current tax liabilities	221	126
Deferred tax liabilities (Note 22)	192	108
Other (Notes 1 and 14	37,764	36,193
Other liabilities	238,128	225,218
Subordinated Debt (Note 15)	6,893	8,416
Total Liabilities	930,652	892,668
Equity
Contributed surplus	313	302
Retained earnings (Note 1)	35,497	30,745
Accumulated other comprehensive income	2,556	5,518
Total Equity	57,523	56,593
Total Liabilities and Equity	988,175	949,261
Preferred shares and other equity instruments [member]
Equity
Issued capital	5,558	6,598
Total Equity	5,558	6,598
Common shares [member]
Equity
Issued capital	13,599	13,430
Total Equity	$ 13,599	$ 13,430